AB Bond Fund, Inc.

AB Limited Duration High Income Portfolio

Portfolio of Investments

June 30, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 39.3%
Industrial – 34.5%
Basic – 3.9%
Axalta Coating Systems LLC 4.875%, 08/15/2024(a)	U.S.$	300	$303,666
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		210	211,115
Berry Global, Inc. 6.00%, 10/15/2022		323	324,121
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(a)		33	31,978
9.875%, 10/17/2025(a)		370	387,353
FMG Resources (August 2006) Pty Ltd. 4.75%, 05/15/2022(a)		980	998,169
5.125%, 03/15/2023-05/15/2024(a)		340	351,836
Freeport-McMoRan, Inc. 3.875%, 03/15/2023		521	520,885
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023(a)		329	327,440
Hecla Mining Co. 7.25%, 02/15/2028		298	302,506
Kaiser Aluminum Corp. 6.50%, 05/01/2025(a)		178	184,670
OCI NV 5.00%, 04/15/2023(a)	EUR	300	338,998
5.25%, 11/01/2024(a)	U.S.$	247	237,720
Peabody Energy Corp. 6.00%, 03/31/2022(a)		1,430	929,815
PolyOne Corp. 5.75%, 05/15/2025(a)		128	131,746
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.125%, 07/15/2023(a)		1,433	1,440,079
Sealed Air Corp. 5.25%, 04/01/2023(a)		305	320,235
Smurfit Kappa Acquisitions ULC 2.875%, 01/15/2026(a)	EUR	334	388,202
thyssenkrupp AG 2.875%, 02/22/2024(a)		343	370,308
United States Steel Corp. 12.00%, 06/01/2025(a)	U.S.$	530	543,091
WR Grace & Co-Conn 4.875%, 06/15/2027(a)		516	522,672
5.125%, 10/01/2021(a)		1,381	1,456,099

			10,622,704

	Principal Amount (000)		U.S. $ Value

Capital Goods – 3.3%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (b)	EUR	251	$270,789
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)	U.S.$	523	514,355
Ball Corp. 4.00%, 11/15/2023		700	728,567
Bombardier, Inc. 6.00%, 10/15/2022(a)		26	18,364
6.125%, 01/15/2023(a)		1,150	787,531
7.50%, 03/15/2025(a)		26	16,942
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)		72	61,177
Colfax Corp. 6.00%, 02/15/2024(a)		278	286,746
Crown European Holdings SA 2.25%, 02/01/2023(a)	EUR	116	130,326
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)	U.S.$	1,143	1,122,997
GFL Environmental, Inc. 5.125%, 12/15/2026(a)		64	66,069
Griffon Corp. 5.75%, 03/01/2028		387	382,488
Harsco Corp. 5.75%, 07/31/2027(a)		109	109,448
Owens-Brockway Glass Container, Inc. 5.00%, 01/15/2022(a)		81	81,217
Silgan Holdings, Inc. 2.25%, 06/01/2028(a)	EUR	412	445,445
SPX FLOW, Inc. 5.875%, 08/15/2026(a)	U.S.$	264	271,226
Terex Corp. 5.625%, 02/01/2025(a)		929	852,701
Tervita Corp. 7.625%, 12/01/2021(a)		1,031	827,326
TransDigm, Inc. 8.00%, 12/15/2025(a)		275	288,857
Triumph Group, Inc. 6.25%, 09/15/2024(a)		491	417,350
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	440	485,689
5.50%, 08/15/2026(a)	U.S.$	232	235,698
8.50%, 08/15/2027(a)		271	289,607
Wesco Distribution, Inc. 7.125%, 06/15/2025(a)		262	276,216

			8,967,131

Communications - Media – 4.0%
Altice Financing SA 2.25%, 01/15/2025(a)	EUR	106	111,728

	Principal Amount (000)		U.S. $ Value
AMC Networks, Inc. 4.75%, 12/15/2022	U.S.$	599	$600,869
5.00%, 04/01/2024		711	705,490
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	110	117,754
5.375%, 03/01/2025(a)	U.S.$	295	287,563
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/2023(a)		614	619,618
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(a)		159	152,702
CSC Holdings LLC 6.75%, 11/15/2021		346	363,079
DISH DBS Corp. 5.00%, 03/15/2023		63	62,929
6.75%, 06/01/2021		391	398,316
7.75%, 07/01/2026		145	153,667
iHeartCommunications, Inc. 6.375%, 05/01/2026		508	506,130
Lamar Media Corp. 5.00%, 05/01/2023		671	674,670
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		262	255,466
Meredith Corp. 6.875%, 02/01/2026		715	597,568
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		431	397,955
Sirius XM Radio, Inc. 3.875%, 08/01/2022(a)		850	854,913
4.625%, 05/15/2023-07/15/2024(a)		397	404,652
TEGNA, Inc. 4.875%, 09/15/2021(a)		1,398	1,398,475
Univision Communications, Inc. 5.125%, 05/15/2023-02/15/2025(a)		438	436,931
6.625%, 06/01/2027(a)		304	290,247
UPC Holding BV 5.50%, 01/15/2028(a)		322	309,851
Virgin Media Secured Finance PLC 5.50%, 08/15/2026(a)		860	881,534
Ziggo BV 5.50%, 01/15/2027(a)		527	533,082

			11,115,189

Communications - Telecommunications – 1.7%
Altice France SA/France 7.375%, 05/01/2026(a)		580	603,873
CenturyLink, Inc. Series S 6.45%, 06/15/2021		464	474,486
Series T 5.80%, 03/15/2022		260	267,153
Series Y 7.50%, 04/01/2024		372	409,159

	Principal Amount (000)		U.S. $ Value
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)	U.S.$	279	$263,605
DKT Finance ApS 9.375%, 06/17/2023(a)		200	201,890
Intelsat Jackson Holdings SA 9.50%, 09/30/2022(a)		265	294,547
Level 3 Financing, Inc. 5.125%, 05/01/2023		322	322,029
5.375%, 08/15/2022		742	742,490
T-Mobile USA, Inc. 6.00%, 03/01/2023		731	735,401
6.50%, 01/15/2024		235	240,092
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(a)		140	133,136
6.125%, 03/01/2028(a)		59	57,351

			4,745,212

Consumer Cyclical - Automotive – 3.0%
Adient US LLC 9.00%, 04/15/2025(a)		390	420,011
Allison Transmission, Inc. 5.00%, 10/01/2024(a)		930	933,915
American Axle & Manufacturing, Inc. 6.25%, 04/01/2025		70	68,773
6.50%, 04/01/2027		211	204,666
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	110	122,333
6.25%, 05/15/2026(a)	U.S.$	282	290,748
8.50%, 05/15/2027(a)		254	255,605
Dana, Inc. 5.50%, 12/15/2024		844	850,760
Ford Motor Co. 8.50%, 04/21/2023		624	659,761
9.00%, 04/22/2025		180	194,591
Ford Motor Credit Co. LLC 3.096%, 05/04/2023		1,041	986,139
Garrett LX I SARL/Garrett Borrowing LLC 5.125%, 10/15/2026(a)	EUR	442	410,767
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a) (b)		281	313,958
Meritor, Inc. 6.25%, 02/15/2024	U.S.$	400	406,396
6.25%, 06/01/2025(a)		64	64,861
Navistar International Corp. 9.50%, 05/01/2025(a)		193	207,429
Tenneco, Inc. 5.00%, 07/15/2024(a)	EUR	230	235,068
Titan International, Inc. 6.50%, 11/30/2023	U.S.$	285	186,444
Truck Hero, Inc. 8.50%, 04/21/2024(a)		127	126,980

	Principal Amount (000)		U.S. $ Value
ZF North America Capital, Inc. 4.50%, 04/29/2022(a)	U.S.$	907	$922,002
4.75%, 04/29/2025(a)		400	405,132

			8,266,339

Consumer Cyclical - Entertainment – 0.8%
Carnival Corp. 1.875%, 11/07/2022	EUR	785	648,284
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)	U.S.$	644	646,640
NCL Corp., Ltd. 3.625%, 12/15/2024(a)		891	544,757
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		111	115,225
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		137	143,295
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		132	78,749

			2,176,950

Consumer Cyclical - Other – 3.1%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		435	426,631
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.25%, 09/15/2027(a)		545	520,867
Colt Merger Sub, Inc. 6.25%, 07/01/2025(a)		330	328,868
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		460	440,100
Forestar Group, Inc. 5.00%, 03/01/2028(a)		303	292,634
8.00%, 04/15/2024(a)		258	266,966
Hilton Domestic Operating Co., Inc. 4.875%, 01/15/2030		526	517,968
5.375%, 05/01/2025(a)		105	104,561
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125%, 12/01/2024		743	750,437
International Game Technology PLC 3.50%, 07/15/2024(a)	EUR	135	147,122
KB Home 7.00%, 12/15/2021	U.S.$	144	151,278
7.50%, 09/15/2022		363	394,414
7.625%, 05/15/2023		355	386,893
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 09/15/2026		652	658,924
Mattamy Group Corp. 5.25%, 12/15/2027(a)		695	692,790
Meritage Homes Corp. 7.00%, 04/01/2022		597	632,068

	Principal Amount (000)		U.S. $ Value
MGM Resorts International 7.75%, 03/15/2022	U.S.$	96	$97,940
Samsonite Finco SARL 3.50%, 05/15/2026(a)	EUR	215	209,098
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(a)	U.S.$	445	421,010
Stars Group Holdings BV/Stars Group US Co-Borrower LLC 7.00%, 07/15/2026(a)		355	374,451
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		195	202,504
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(a)		670	615,623

			8,633,147

Consumer Cyclical - Restaurants – 0.4%
1011778 BC ULC/New Red Finance, Inc. 5.75%, 04/15/2025(a)		452	475,016
IRB Holding Corp. 7.00%, 06/15/2025(a)		183	188,461
Yum! Brands, Inc. 7.75%, 04/01/2025(a)		375	404,426

			1,067,903

Consumer Cyclical - Retailers – 2.0%
Asbury Automotive Group, Inc. 4.50%, 03/01/2028(a)		102	98,960
Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025(a)		37	38,570
Dufry One BV 2.50%, 10/15/2024(a)	EUR	108	101,963
Group 1 Automotive, Inc. 5.00%, 06/01/2022	U.S.$	1,377	1,373,599
Hanesbrands, Inc. 4.625%, 05/15/2024(a)		607	608,760
L Brands, Inc. 5.625%, 02/15/2022		744	732,595
6.875%, 07/01/2025(a)		85	87,819
Penske Automotive Group, Inc. 5.75%, 10/01/2022		1,393	1,398,210
Rite Aid Corp. 7.50%, 07/01/2025(a)		145	145,423
Staples, Inc. 7.50%, 04/15/2026(a)		389	306,380
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		177	173,175
William Carter Co. (The) 5.625%, 03/15/2027(a)		547	563,295

			5,628,749

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 2.7%
Acadia Healthcare Co., Inc. 5.625%, 02/15/2023	U.S.$	578	$578,041
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)		397	401,998
4.625%, 01/15/2027(a)		285	284,983
6.625%, 06/15/2024		257	265,129
7.50%, 03/15/2026(a)		185	200,414
Avantor, Inc. 9.00%, 10/01/2025(a)		152	163,303
Bausch Health Cos., Inc. 5.50%, 03/01/2023(a)		173	173,000
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)		106	110,367
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)	EUR	106	115,906
CHS/Community Health Systems, Inc. 6.625%, 02/15/2025(a)	U.S.$	357	340,439
DaVita, Inc. 5.125%, 07/15/2024		790	803,809
Envision Healthcare Corp. 8.75%, 10/15/2026(a)		77	37,919
HCA, Inc. 5.375%, 02/01/2025		173	185,153
5.875%, 02/15/2026		373	408,838
IQVIA, Inc. 3.25%, 03/15/2025(a)	EUR	248	280,718
LifePoint Health, Inc. 4.375%, 02/15/2027(a)	U.S.$	147	138,517
6.75%, 04/15/2025(a)		469	481,602
MEDNAX, Inc. 5.25%, 12/01/2023(a)		496	493,252
6.25%, 01/15/2027(a)		427	427,051
Newell Brands, Inc. 4.35%, 04/01/2023		205	211,242
Tenet Healthcare Corp. 4.875%, 01/01/2026(a)		678	664,365
7.50%, 04/01/2025(a)		546	580,540

			7,346,586

Energy – 4.4%
Antero Resources Corp. 5.125%, 12/01/2022		651	470,237
Callon Petroleum, Co. 6.25%, 04/15/2023		273	103,855
8.25%, 07/15/2025		125	45,566
Cheniere Energy, Inc. 4.875%, 05/28/2021		193	194,872
CITGO Petroleum Corp. 6.25%, 08/15/2022(a)		370	368,827
7.00%, 06/15/2025(a)		338	338,385

	Principal Amount (000)		U.S. $ Value
Comstock Resources, Inc. 7.50%, 05/15/2025(a)	U.S.$	68	$61,608
DCP Midstream Operating LP 4.95%, 04/01/2022		1,011	1,020,382
Denbury Resources, Inc. 9.00%, 05/15/2021(a)		165	62,875
EnLink Midstream Partners LP 4.15%, 06/01/2025		208	159,811
4.40%, 04/01/2024		54	44,915
4.85%, 07/15/2026		582	431,530
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		108	94,902
7.75%, 02/01/2028		680	598,400
Global Partners LP/GLP Finance Corp. 7.00%, 06/15/2023		417	400,587
Gulfport Energy Corp. 6.00%, 10/15/2024		400	207,344
Hess Midstream Operations LP 5.625%, 02/15/2026(a)		195	193,173
HighPoint Operating Corp. 7.00%, 10/15/2022		231	56,925
Hilcorp Energy I LP/Hilcorp Finance Co. 5.00%, 12/01/2024(a)		469	394,377
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		356	222,269
Neptune Energy Bondco PLC 6.625%, 05/15/2025(a)		235	204,892
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		1,060	882,524
Noble Holding International Ltd. 7.75%, 01/15/2024		45	926
Occidental Petroleum Corp. 2.90%, 08/15/2024		1,125	961,425
3.20%, 08/15/2026		87	70,791
PDC Energy, Inc. 5.75%, 05/15/2026		304	276,442
QEP Resources, Inc. 5.25%, 05/01/2023		588	399,681
5.375%, 10/01/2022		328	250,749
Range Resources Corp. 5.00%, 08/15/2022-03/15/2023		424	375,581
5.875%, 07/01/2022		12	11,096
SM Energy Co. 5.625%, 06/01/2025		185	98,059
6.125%, 11/15/2022		115	83,878
Sunoco LP/Sunoco Finance Corp. 4.875%, 01/15/2023		1,150	1,145,492
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		221	206,964
Transocean Sentry Ltd. 5.375%, 05/15/2023(a)		530	451,056
Weatherford International Ltd. 11.00%, 12/01/2024(a)		109	75,498

	Principal Amount (000)			U.S. $ Value
Western Midstream Operating LP 4.00%, 07/01/2022	U.S.$		84	$83,777
4.05%, 02/01/2030			1,182	1,136,966

				12,186,637

Other Industrial – 0.2%
KAR Auction Services, Inc. 5.125%, 06/01/2025(a)			679	668,150

Services – 2.2%
ADT Security Corp. (The) 4.125%, 06/15/2023			539	543,657
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)			475	498,479
APX Group, Inc. 6.75%, 02/15/2027(a)			147	137,648
7.875%, 12/01/2022			415	412,738
Aramark Services, Inc. 4.75%, 06/01/2026			195	189,384
5.00%, 04/01/2025(a)			506	498,162
Carlson Travel, Inc. 6.75%, 12/15/2023(c)			816	531,950
eDreams ODIGEO SA 5.50%, 09/01/2023(a)		EUR	415	380,914
Intertrust Group BV 3.375%, 11/15/2025(a)			556	625,690
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 04/15/2022(a)		U.S.$	380	378,628
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(a)			583	597,039
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(a)			85	87,380
Sabre GLBL, Inc. 5.25%, 11/15/2023(a)			166	152,664
5.375%, 04/15/2023(a)			923	870,666
9.25%, 04/15/2025(a)			70	73,701

				5,978,700

Technology – 1.5%
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025			389	391,462
CommScope, Inc. 5.50%, 03/01/2024(a)			362	366,525
Dell International LLC/EMC Corp. 5.875%, 06/15/2021(a)			359	359,072
7.125%, 06/15/2024(a)			671	696,095
Microchip Technology, Inc. 4.25%, 09/01/2025(a)			238	239,107
NCR Corp. 5.75%, 09/01/2027(a)			309	308,598
8.125%, 04/15/2025(a)			148	156,927

	Principal Amount (000)		U.S. $ Value
Solera LLC/Solera Finance, Inc. 10.50%, 03/01/2024(a)	U.S.$	195	$198,391
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 02/01/2023(a)		558	553,051
Xerox Corp. 4.125%, 03/15/2023		798	798,064

			4,067,292

Transportation - Services – 1.3%
Algeco Global Finance PLC 6.50%, 02/15/2023(a)	EUR	109	117,605
8.00%, 02/15/2023(a)	U.S.$	806	773,381
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(a)		69	52,717
10.50%, 05/15/2025(a)		245	273,721
Europcar Mobility Group 4.00%, 04/30/2026(a)	EUR	400	338,537
Hertz Corp. (The) 5.50%, 10/15/2024(a) (d) (e)	U.S.$	350	108,917
6.25%, 10/14/2022(d) (e)		145	45,137
United Rentals North America, Inc. 5.50%, 07/15/2025		388	397,979
XPO Logistics, Inc. 6.125%, 09/01/2023(a)		1,311	1,327,440

			3,435,434

			94,906,123

Financial Institutions – 4.5%

Banking – 1.6%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		1,128	1,013,846
Banco Santander SA 6.75%, 04/25/2022(a) (f)	EUR	600	690,952
Discover Financial Services Series D 6.125%, 06/23/2025(f)	U.S.$	811	835,079
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		914	938,934
Societe Generale SA 8.00%, 09/29/2025(a) (f)		386	429,946
UniCredit SpA 9.25%, 06/03/2022(a) (f)	EUR	427	509,934

			4,418,691

Brokerage – 0.3%
LPL Holdings, Inc. 5.75%, 09/15/2025(a)	U.S.$	385	389,882
NFP Corp. 6.875%, 07/15/2025(a)		239	235,702
7.00%, 05/15/2025(a)		132	138,600

	Principal Amount (000)		U.S. $ Value
8.00%, 07/15/2025(a)	U.S.$	122	$120,692

			884,876

Finance – 0.9%
goeasy Ltd. 5.375%, 12/01/2024(a)		852	847,561
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.25%, 06/03/2026(a)		223	211,556
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	327	335,308
Navient Corp. 5.50%, 01/25/2023	U.S.$	506	485,942
6.50%, 06/15/2022		117	114,924
7.25%, 09/25/2023		137	133,859
SLM Corp. 5.125%, 04/05/2022		449	443,414

			2,572,564

Insurance – 0.4%
Acrisure LLC/Acrisure Finance, Inc. 8.125%, 02/15/2024(a)		759	788,874
Polaris Intermediate Corp. 8.50% (8.50% Cash or 9.25% PIK), 12/01/2022(a) (b)		270	237,557

			1,026,431

Other Finance – 0.4%
Intrum AB 2.75%, 07/15/2022(a)	EUR	310	330,630
3.50%, 07/15/2026(a)		250	245,765
Nordic Aviation Capital 3.79%, 02/27/2023(g) (h)	U.S.$	750	510,000

			1,086,395

REITS – 0.9%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(a)		236	199,387
Diversified Healthcare Trust 6.75%, 12/15/2021		250	252,250
9.75%, 06/15/2025		353	379,383
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625%, 05/01/2024		696	720,534
5.75%, 02/01/2027		200	206,900
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375%, 04/01/2027(a)		285	265,965

	Principal Amount (000)		U.S. $ Value
VICI Properties LP/VICI Note Co., Inc. 3.50%, 02/15/2025(a)	U.S.$	435	$409,131

			2,433,550

			12,422,507

Utility – 0.3%
Electric – 0.3%
Talen Energy Supply LLC 7.25%, 05/15/2027(a)		394	395,387
Vistra Operations Co. LLC 5.50%, 09/01/2026(a)		528	540,424

			935,811

Total Corporates - Non-Investment Grade (cost $113,464,208)			108,264,441

CORPORATES - INVESTMENT GRADE – 21.2%
Industrial – 15.0%
Basic – 2.3%
Anglo American Capital PLC 3.625%, 09/11/2024(a)		1,323	1,390,407
Arconic Corp. 6.00%, 05/15/2025(a)		285	294,673
Braskem Netherlands Finance BV 4.50%, 01/10/2028-01/31/2030(a)		757	693,664
Celulosa Arauco y Constitucion SA 4.50%, 08/01/2024		399	421,818
Glencore Finance Canada Ltd. 4.25%, 10/25/2022(a)		610	644,203
Glencore Finance Europe Ltd. 1.875%, 09/13/2023(a)	EUR	290	329,708
Glencore Funding LLC 4.125%, 05/30/2023(a)	U.S.$	300	320,217
Gold Fields Orogen Holdings BVI Ltd. 4.875%, 10/07/2020(a)		242	242,484
GTL Trade Finance, Inc./Gerdau Holdings, Inc. 5.893%, 04/29/2024(a)		254	274,701
Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)		395	430,427
MEGlobal Canada ULC 5.00%, 05/18/2025(a)		248	265,592
Westlake Chemical Corp. 3.60%, 08/15/2026		843	888,193

			6,196,087

Capital Goods – 0.5%
CNH Industrial NV 4.50%, 08/15/2023		854	916,829
General Electric Co. 3.45%, 05/01/2027		188	192,315
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		91	92,759

	Principal Amount (000)		U.S. $ Value
4.40%, 03/15/2024	U.S.$	50	$52,865

			1,254,768

Communications - Media – 0.2%
ViacomCBS, Inc. 4.75%, 05/15/2025		480	548,525

Communications - Telecommunications – 0.1%
Qwest Corp. 6.75%, 12/01/2021		265	279,355

Consumer Cyclical - Automotive – 1.7%
BMW US Capital LLC 3.90%, 04/09/2025(a)		563	624,609
General Motors Financial Co., Inc. 2.20%, 04/01/2024(a)	EUR	472	519,861
5.10%, 01/17/2024	U.S.$	837	896,636
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		573	585,296
Hyundai Capital America 5.875%, 04/07/2025(a)		771	877,298
Lear Corp. 3.80%, 09/15/2027		395	399,993
Nissan Motor Acceptance Corp. 2.60%, 09/28/2022(a)		22	21,579
2.80%, 01/13/2022(a)		19	18,731
3.45%, 03/15/2023(a)		29	28,853
Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(a)		785	836,622

			4,809,478

Consumer Cyclical - Entertainment – 0.6%
Carnival Corp. 11.50%, 04/01/2023(a)		567	615,155
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(a)		338	347,265
11.50%, 06/01/2025(a)		609	631,770

			1,594,190

Consumer Cyclical - Other – 1.5%
Las Vegas Sands Corp. 3.20%, 08/08/2024		545	541,479
Lennar Corp. 4.50%, 04/30/2024		614	640,083
4.75%, 11/15/2022		650	673,263
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		112	121,712
PulteGroup, Inc. 5.50%, 03/01/2026		748	816,188
Standard Industries, Inc./NJ 5.375%, 11/15/2024(a)		295	303,110
Toll Brothers Finance Corp. 4.375%, 04/15/2023		867	900,934

	Principal Amount (000)		U.S. $ Value
5.875%, 02/15/2022	U.S.$	237	$246,748

			4,243,517

Consumer Cyclical - Retailers – 0.4%
Advance Auto Parts, Inc. 3.90%, 04/15/2030(a)		719	768,870
Ross Stores, Inc. 4.60%, 04/15/2025		188	216,121
4.70%, 04/15/2027		142	164,770

			1,149,761

Consumer Non-Cyclical – 0.4%
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)		343	347,287
Universal Health Services, Inc. 4.75%, 08/01/2022(a)		480	479,539
Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026		222	238,384

			1,065,210

Energy – 4.7%
Boardwalk Pipelines LP 5.95%, 06/01/2026		513	577,135
Cenovus Energy, Inc. 3.80%, 09/15/2023		30	28,606
4.25%, 04/15/2027		830	751,432
Cheniere Corpus Christi Holdings LLC 7.00%, 06/30/2024		511	581,963
Continental Resources, Inc./OK 4.50%, 04/15/2023		534	511,129
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		262	268,588
Enable Midstream Partners LP 3.90%, 05/15/2024		1,564	1,532,673
Energy Transfer Operating LP
4.25%, 03/15/2023		509	535,692
4.75%, 01/15/2026		253	276,079
Marathon Petroleum Corp. 4.50%, 05/01/2023		398	428,992
4.70%, 05/01/2025		345	386,221
5.125%, 12/15/2026		1,656	1,914,336
MPLX LP 4.875%, 06/01/2025		783	874,188
Newfield Exploration Co. 5.625%, 07/01/2024		1,029	987,788
5.75%, 01/30/2022		319	319,249
ONEOK, Inc. 2.20%, 09/15/2025		374	366,819
4.35%, 03/15/2029		323	338,372
5.85%, 01/15/2026		213	243,457
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(a)		258	275,281
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026		57	60,412
4.65%, 10/15/2025		681	727,512

	Principal Amount (000)		U.S. $ Value
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024	U.S.$	387	$435,963
Sunoco Logistics Partners Operations LP 3.90%, 07/15/2026		20	21,062
WPX Energy, Inc. 4.50%, 01/15/2030		531	467,227

			12,910,176

Services – 0.3%
Booking Holdings, Inc. 4.10%, 04/13/2025		193	216,664
Expedia Group, Inc. 6.25%, 05/01/2025(a)		112	118,989
7.00%, 05/01/2025(a)		410	429,405

			765,058

Technology – 1.0%
Baidu, Inc. 3.075%, 04/07/2025		234	244,898
Broadcom, Inc. 4.15%, 11/15/2030(a)		369	401,291
4.25%, 04/15/2026(a)		368	409,084
4.70%, 04/15/2025(a)		374	421,689
Dell International LLC/EMC Corp. 6.02%, 06/15/2026(a)		339	387,833
Ingram Micro, Inc. 5.45%, 12/15/2024		89	89,686
Leidos, Inc. 2.95%, 05/15/2023(a)		107	112,322
Seagate HDD Cayman 4.875%, 03/01/2024		218	234,662
Western Digital Corp. 4.75%, 02/15/2026		460	475,479

			2,776,944

Transportation - Airlines – 0.8%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		456	470,692
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		1,112	1,113,134
Southwest Airlines Co. 4.75%, 05/04/2023		331	340,017
5.25%, 05/04/2025		345	363,316

			2,287,159

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 5.875%, 07/05/2034(a)		108	127,042

Transportation - Services – 0.5%
Adani Ports & Special Economic Zone Ltd. 3.95%, 01/19/2022(a)		546	550,095

	Principal Amount (000)		U.S. $ Value
Aviation Capital Group LLC 2.875%, 01/20/2022(a)	U.S.$	296	$283,523
3.50%, 11/01/2027(a)		84	69,212
3.875%, 05/01/2023(a)		219	207,833
4.375%, 01/30/2024(a)		274	254,387
4.875%, 10/01/2025(a)		26	23,848

			1,388,898

			41,396,168

Financial Institutions – 6.1%
Banking – 3.5%
ABN AMRO Bank NV 7.75%, 05/15/2023(c)		200	229,767
AIB Group PLC 4.75%, 10/12/2023(a)		290	312,417
Ally Financial, Inc. 5.80%, 05/01/2025		108	120,539
Banco de Credito del Peru 3.125%, 07/01/2030(a)		143	141,797
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		266	291,110
Banco Santander SA
2.746%, 05/28/2025		200	206,982
3.49%, 05/28/2030		200	214,286
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(f)		120	124,817
BBVA Bancomer SA/Texas 6.50%, 03/10/2021(a)		520	531,570
BNP Paribas SA 6.75%, 03/14/2022(a) (f)		383	389,262
7.625%, 03/30/2021(a) (f)		383	389,205
CIT Group, Inc. 5.00%, 08/15/2022		108	110,328
5.25%, 03/07/2025		746	773,900
Citigroup Capital XVIII 1.019% (Sterling LIBOR 3 Month + 0.89%), 06/28/2067 (i)	GBP	643	719,434
Citigroup, Inc. Series V 4.70%, 01/30/2025(f)	U.S.$	292	260,747
Cooperatieve Rabobank UA 3.95%, 11/09/2022		250	264,668
Danske Bank A/S 3.244%, 12/20/2025(a)		358	371,217
DNB Bank ASA 6.50%, 03/26/2022(a) (f)		200	205,216
JPMorgan Chase & Co. Series HH 4.60%, 02/01/2025(f)		225	200,590
Lloyds Banking Group PLC 7.625%, 06/27/2023(a) (f)	GBP	410	518,588

	Principal Amount (000)		U.S. $ Value
Royal Bank of Scotland Group PLC 8.625%, 08/15/2021(f)	U.S.$	1,050	$1,087,034
Series U 2.628% (LIBOR 3 Month + 2.32%), 09/30/2027(f) (i)		900	826,227
Standard Chartered PLC 5.20%, 01/26/2024(a)		506	547,785
UBS Group AG 7.00%, 01/31/2024-02/19/2025(a)(f)		744	798,896

			9,636,382

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(f)		388	411,750

Finance – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.65%, 07/21/2027		659	584,698
3.875%, 01/23/2028		196	177,347
4.125%, 07/03/2023		196	191,578
6.50%, 07/15/2025		291	304,316
Air Lease Corp. 3.00%, 02/01/2030		2	1,854
3.625%, 04/01/2027		31	30,330
4.25%, 02/01/2024		5	5,113
Series G 3.75%, 06/01/2026		366	369,298
GE Capital Funding LLC 4.05%, 05/15/2027(a)		550	578,770
Park Aerospace Holdings Ltd. 4.50%, 03/15/2023(a)		155	141,406
Synchrony Financial 4.25%, 08/15/2024		1,070	1,122,280

			3,506,990

Insurance – 0.3%
Centene Corp. 4.25%, 12/15/2027		169	174,323
4.625%, 12/15/2029		20	21,102
4.75%, 01/15/2025		537	549,174

			744,599

REITS – 0.9%
EPR Properties 4.95%, 04/15/2028		128	122,195
5.25%, 07/15/2023		650	636,889
GLP Capital LP/GLP Financing II, Inc. 3.35%, 09/01/2024		13	13,085
5.25%, 06/01/2025		191	207,663
5.375%, 04/15/2026		79	86,438
Healthpeak Properties, Inc. 4.20%, 03/01/2024		58	63,190

	Principal Amount (000)		U.S. $ Value
MPT Operating Partnership LP/MPT Finance Corp. 5.25%, 08/01/2026	U.S.$	530	$551,317
Sabra Health Care LP 4.80%, 06/01/2024		371	372,261
Spirit Realty LP 4.45%, 09/15/2026		303	314,069

			2,367,107

			16,666,828

Utility – 0.1%
Electric – 0.1%
Adani Transmission Ltd. 4.00%, 08/03/2026(a)		273	271,294

Total Corporates - Investment Grade (cost $56,656,231)			58,334,290

BANK LOANS – 10.1%
Industrial – 9.4%
Basic – 0.2%
Illuminate Buyer, LLC 06/16/2027(j)		290	285,215
Nouryon Finance B.V. (fka AkzoNobel) 3.188% (LIBOR 1 Month + 3.00%), 10/01/2025(k)		94	88,018

			373,233

Capital Goods – 1.4%
Apex Tool Group, LLC 6.50% (LIBOR 1 Month + 5.25%), 08/01/2024(k)		926	826,149
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC) 3.75% (LIBOR 1 Month + 3.00%), 08/01/2025(k)		362	348,611
BWay Holding Company 4.561% (LIBOR 3 Month + 3.25%), 04/03/2024(k)		795	711,502
Gates Global LLC 3.75% (LIBOR 1 Month + 2.75%), 04/01/2024(k)		354	339,815
GFL Environmental Inc. 4.00% (LIBOR 3 Month + 3.00%), 05/30/2025(k)		308	298,397
Granite US Holdings Corporation 6.322% (LIBOR 3 Month + 5.25%), 09/30/2026(h) (k)		552	480,092
Honeywell Technologies SARL (fka Garrett Motion Inc.) 3.54% (LIBOR 3 Month + 3.25%), 09/27/2025(h) (k)		289	267,950

	Principal Amount (000)		U.S. $ Value
TransDigm Inc. 2.428% (LIBOR 1 Month + 2.25%), 12/09/2025(k)	U.S.$	673	$603,575
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 2.678% (LIBOR 1 Month + 2.50%), 10/23/2025(h) (k)		58	49,816

			3,925,907

Communications - Media – 0.3%
Clear Channel Outdoor Holdings, Inc. 4.26% (LIBOR 3 Month + 3.50%), 08/21/2026(k)		83	75,366
Nielsen Finance LLC 4.75% (LIBOR 1 Month + 3.75%), 06/04/2025(h) (k)		130	128,537
Townsquare Media, Inc. 4.00% (LIBOR 1 Month + 3.00%), 04/01/2022(h) (k)		383	365,671
Univision Communications Inc. 3.75% (LIBOR 1 Month + 2.75%), 03/15/2024(k)		255	235,348

			804,922

Communications - Telecommunications – 0.2%
West Corporation 5.00% (LIBOR 3 Month + 4.00%), 10/10/2024(k)		510	433,310

Consumer Cyclical - Automotive – 0.3%
Dana Incorporated 3.25% (LIBOR 1 Month + 2.25%), 02/27/2026(h) (k)		409	393,996
Navistar, Inc. 3.70% (LIBOR 1 Month + 3.50%), 11/06/2024(k)		280	264,316
Panther BF Aggregator 2 L P 3.678% (LIBOR 1 Month + 3.50%), 04/30/2026(h) (k)		129	122,574

			780,886

Consumer Cyclical - Entertainment – 0.3%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 3.75% (LIBOR 1 Month + 3.00%), 04/01/2024(k)		1,015	893,838

Consumer Cyclical - Other – 0.9%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC) 2.928% (LIBOR 1 Month + 2.75%), 12/23/2024(k)		429	380,358

	Principal Amount (000)		U.S. $ Value
Flutter Entertainment plc 3.808% (LIBOR 3 Month + 3.50%), 07/10/2025(k)	U.S.$	98	$97,622
Marriott Ownership Resorts, Inc. 1.928% (LIBOR 1 Month + 1.75%), 08/29/2025(k)		353	330,208
Playtika Holding Corp. 7.072% (LIBOR 3 Month + 6.00%), 12/10/2024(k)		1,099	1,096,078
Ply Gem Midco, Inc. 3.941% (LIBOR 1 Month + 3.75%), 04/12/2025(k)		128	121,784
Scientific Games International, Inc. 2.928% (LIBOR 1 Month + 2.75%), 08/14/2024(k)		101	88,780
3.058% (LIBOR 3 Month + 2.75%), 08/14/2024(k)		1	1,158
3.612% (LIBOR 3 Month + 2.75%), 08/14/2024(k)		411	362,911

			2,478,899

Consumer Cyclical - Restaurants – 1.1%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (fka Burger King/Tim Hortons) 1.928% (LIBOR 1 Month + 1.75%), 11/19/2026(k)		1,644	1,555,679
Golden Nugget, Inc. (fka Landry’s Inc.) 3.25% (LIBOR 2 Month + 2.50%), 10/04/2023(k)		613	484,442
3.25% (LIBOR 1 Month + 2.50%), 10/04/2023(k)		520	411,005
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings) 3.75% (LIBOR 3 Month + 2.75%), 02/05/2025(k)		478	440,467
Whatabrands LLC 2.925% (LIBOR 1 Month + 2.75%), 07/31/2026(k)		206	196,991

			3,088,584

Consumer Cyclical - Retailers – 0.3%
Bass Pro Group, LLC 6.072% (LIBOR 3 Month + 5.00%), 09/25/2024(k)		131	125,644
PetSmart, Inc. 5.00% (LIBOR 3 Month + 4.00%), 03/11/2022(k)		430	423,909
Specialty Building Products Holdings, LLC 5.928% (LIBOR 1 Month + 5.75%), 10/01/2025(h) (k)		296	281,441

			830,994

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 2.3%
Acadia Healthcare Company, Inc. 2.68% (LIBOR 1 Month + 2.50%), 02/11/2022 - 02/16/2023(k)	U.S.$	374	$365,667
Aldevron, L.L.C. 4.428% (LIBOR 1 Month + 4.25%), 10/12/2026(h) (k)		792	778,724
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 7.928% (LIBOR 1 Month + 7.75%), 09/26/2025(k)		455	406,664
Arbor Pharmaceuticals, LLC 6.00% (LIBOR 3 Month + 5.00%), 07/05/2023(k)		380	345,061
BI-LO, LLC 9.00% (LIBOR 3 Month + 8.00%), 05/31/2024(k)		638	631,130
Chobani, LLC (Chobani Idaho, LLC) 4.50% (LIBOR 1 Month + 3.50%), 10/10/2023(k)		290	277,980
Envision Healthcare Corporation 3.928% (LIBOR 1 Month + 3.75%), 10/10/2025(k)		274	179,041
Global Medical Response, Inc. 4.25% (LIBOR 3 Month + 3.25%), 04/28/2022(k)		1,451	1,392,825
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.928% (LIBOR 1 Month + 3.75%), 11/16/2025(k)		802	749,648
MPH Acquisition Holdings LLC 3.75% (LIBOR 3 Month + 2.75%), 06/07/2023(k)		532	505,197
U.S. Renal Care, Inc. 5.178% (LIBOR 1 Month + 5.00%), 06/26/2026(k)		830	796,425

			6,428,362

Energy – 0.2%
California Resources Corporation 11.375% (LIBOR 3 Month + 10.38%), 12/31/2021(k)		546	24,565
Chesapeake Energy Corporation 9.00% (LIBOR 1 Month + 8.00%), 06/24/2024(k)		571	327,509
CITGO Petroleum Corporation 6.00% (LIBOR 2 Month + 5.00%), 03/28/2024(h) (k)		272	259,627

			611,701

Other Industrial – 0.1%
Core & Main LP 3.75% (LIBOR 3 Month + 2.75%), 08/01/2024(k)		62	58,541

	Principal Amount (000)		U.S. $ Value
Dealer Tire, LLC 4.428% (LIBOR 1 Month + 4.25%), 12/12/2025(k)	U.S.$	129	$123,313
KAR Auction Services, Inc. 2.50% (LIBOR 1 Month + 2.25%), 09/19/2026(h) (k)		107	101,220
Rockwood Service Corporation 4.558% (LIBOR 3 Month + 4.25%), 01/23/2027(h) (k)		37	35,511

			318,585

Services – 0.7%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC) 4.428% (LIBOR 1 Month + 4.25%), 07/10/2026(k)		577	559,149
Amentum Government Services Holdings LLC 4.178% (LIBOR 1 Month + 4.00%), 01/29/2027(k)		60	58,775
Garda World Security Corporation 4.93% (LIBOR 1 Month + 4.75%), 10/30/2026(k)		195	190,790
Parexel International Corporation 2.928% (LIBOR 1 Month + 2.75%), 09/27/2024(k)		297	281,092
PI UK Holdco II Limited 4.50% (LIBOR 3 Month + 3.50%), 01/03/2025(k)		400	381,241
Team Health Holdings, Inc. 3.75% (LIBOR 1 Month + 2.75%), 02/06/2024(k)		533	406,167

			1,877,214

Technology – 1.1%
athenahealth, Inc. 4.818% (LIBOR 3 Month + 4.50%), 02/11/2026(k)		533	515,216
Avaya Inc. 4.435% (LIBOR 1 Month + 4.25%), 12/15/2024(k)		253	232,451
Boxer Parent Company Inc. (fka BMC Software, Inc.) 4.428% (LIBOR 1 Month + 4.25%), 10/02/2025(k)		1,025	967,527
MTS Systems Corporation 4.00% (LIBOR 1 Month + 3.25%), 07/05/2023(h) (k)		159	151,475
Pitney Bowes Inc. 5.68% (LIBOR 1 Month + 5.50%), 01/07/2025(k)		292	243,194
Presidio Holdings Inc. 4.27% (LIBOR 3 Month + 3.50%), 01/22/2027(k)		111	106,986

	Principal Amount (000)		U.S. $ Value
Solera, LLC (Solera Finance, Inc.) 2.928% (LIBOR 1 Month + 2.75%), 03/03/2023(k)	U.S.$	670	$645,652
Veritas US Inc. 5.50% (LIBOR 3 Month + 4.50%), 01/27/2023(k)		98	90,504

			2,953,005

Transportation - Airlines – 0.0%
Delta Air Lines, Inc. 5.51% (LIBOR 3 Month + 4.75%), 04/29/2023(k)		50	48,969

			25,848,409

Financial Institutions – 0.5%
Finance – 0.1%
Avolon TLB Borrower 1 (US) LLC 2.50% (LIBOR 1 Month + 1.75%), 01/15/2025(k)		183	169,647
Ellie Mae, Inc. 4.058% (LIBOR 3 Month + 3.75%), 04/17/2026(k)		46	44,125
Jefferies Finance LLC 3.188% (LIBOR 1 Month + 3.00%), 06/03/2026(k)		200	188,309

			402,081

Insurance – 0.4%
Hub International Limited 5.00% (LIBOR 3 Month + 4.00%), 04/25/2025(k)		724	710,109
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 4.178% (LIBOR 1 Month + 4.00%), 09/03/2026(k)		367	351,264

			1,061,373

			1,463,454

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC 4.75% (LIBOR 3 Month + 3.75%), 11/09/2026(k)		94	90,822
4.75% (LIBOR 1 Month + 3.75%), 11/09/2026(k)		513	498,960

			589,782

Total Bank Loans (cost $30,438,335)			27,901,645

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 9.7%
Risk Share Floating Rate – 9.7%
Bellemeade Re Ltd.
Series 2019-1A, Class M2 2.885% (LIBOR 1 Month + 2.70%), 03/25/2029(a) (i)	U.S.$	185	$143,855
Series 2019-2A, Class M1C 2.185% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (i)		342	335,857
Series 2019-3A, Class M1C 2.135% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (i)		853	795,204
Series 2019-4A, Class M1C 2.685% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (i)		465	414,724
Series 2019-4A, Class M2 3.035% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (i)		884	648,645
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2 2.585% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (i)		562	555,450
Series 2019-R01, Class 2M2 2.635% (LIBOR 1 Month + 2.45%), 07/25/2031(a) (i)		485	473,191
Series 2019-R02, Class 1M2 2.485% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (i)		183	179,992
Series 2019-R03, Class 1M2 2.335% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (i)		52	50,958
Series 2019-R05, Class 1M2 2.185% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (i)		534	522,203
Series 2019-R06, Class 2M2 2.285% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (i)		709	687,471
Series 2019-R07, Class 1M2 2.285% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (i)		970	940,242
Series 2020-SBT1, Class 2M2 3.835% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (i)		51	49,034
Federal Home Loan Mortgage Corp.
Series 2018-HQA2, Class M2 2.485% (LIBOR 1 Month + 2.30%), 10/25/2048(a) (i)		602	579,748
Series 2019-DNA1, Class M2 2.835% (LIBOR 1 Month + 2.65%), 01/25/2049(a) (i)		435	428,514
Series 2019-HQA1, Class M2 2.535% (LIBOR 1 Month + 2.35%), 02/25/2049(a) (i)		202	197,408

	Principal Amount (000)		U.S. $ Value
Series 2020-DNA1, Class M2 1.885% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (i)	U.S.$	1,821	$1,740,550
Series 2020-HQA2, Class M2 3.285% (LIBOR 1 Month + 3.10%), 03/25/2050(a) (i)		83	79,467
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-DN1, Class M3 4.335% (LIBOR 1 Month + 4.15%), 01/25/2025(i)		138	140,521
Series 2015-DNA1, Class M3 3.485% (LIBOR 1 Month + 3.30%), 10/25/2027(i)		250	253,767
Series 2015-DNA2, Class M3 4.085% (LIBOR 1 Month + 3.90%), 12/25/2027(i)		315	320,548
Series 2015-HQA1, Class M3 4.885% (LIBOR 1 Month + 4.70%), 03/25/2028(i)		203	210,182
Series 2016-DNA3, Class M3 5.185% (LIBOR 1 Month + 5.00%), 12/25/2028(i)		217	223,338
Series 2016-DNA4, Class M3 3.985% (LIBOR 1 Month + 3.80%), 03/25/2029(i)		1,178	1,189,739
Series 2016-HQA2, Class M3 5.335% (LIBOR 1 Month + 5.15%), 11/25/2028(i)		302	315,531
Series 2016-HQA3, Class M3 4.035% (LIBOR 1 Month + 3.85%), 03/25/2029(i)		610	626,344
Series 2017-DNA1, Class M2 3.435% (LIBOR 1 Month + 3.25%), 07/25/2029(i)		950	958,297
Series 2017-DNA2, Class M2 3.635% (LIBOR 1 Month + 3.45%), 10/25/2029(i)		923	935,325
Series 2017-DNA3, Class M2 2.685% (LIBOR 1 Month + 2.50%), 03/25/2030(i)		944	948,165
Series 2017-HQA1, Class M2 3.735% (LIBOR 1 Month + 3.55%), 08/25/2029(i)		390	396,013
Series 2018-DNA1, Class M2 1.985% (LIBOR 1 Month + 1.80%), 07/25/2030(i)		406	397,010
Series 2018-HQA1, Class M2 2.485% (LIBOR 1 Month + 2.30%), 09/25/2030(i)		192	189,237
Series 2019-DNA3, Class M2 2.235% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (i)		110	107,063

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 1M2 5.085% (LIBOR 1 Month + 4.90%), 11/25/2024(i)	U.S.$	106	$109,026
Series 2015-C03, Class 1M2 5.185% (LIBOR 1 Month + 5.00%), 07/25/2025(i)		470	479,488
Series 2015-C03, Class 2M2 5.185% (LIBOR 1 Month + 5.00%), 07/25/2025(i)		145	147,661
Series 2015-C04, Class 1M2 5.885% (LIBOR 1 Month + 5.70%), 04/25/2028(i)		93	97,237
Series 2015-C04, Class 2M2 5.735% (LIBOR 1 Month + 5.55%), 04/25/2028(i)		114	120,559
Series 2016-C01, Class 1M2 6.935% (LIBOR 1 Month + 6.75%), 08/25/2028(i)		296	310,431
Series 2016-C01, Class 2M2 7.135% (LIBOR 1 Month + 6.95%), 08/25/2028(i)		108	114,031
Series 2016-C03, Class 1M2 5.485% (LIBOR 1 Month + 5.30%), 10/25/2028(i)		217	227,497
Series 2016-C03, Class 2M2 6.085% (LIBOR 1 Month + 5.90%), 10/25/2028(i)		210	218,006
Series 2016-C04, Class 1M2 4.435% (LIBOR 1 Month + 4.25%), 01/25/2029(i)		1,059	1,096,320
Series 2016-C05, Class 2M2 4.635% (LIBOR 1 Month + 4.45%), 01/25/2029(i)		295	301,105
Series 2016-C07, Class 2M2 4.535% (LIBOR 1 Month + 4.35%), 05/25/2029(i)		133	137,227
Series 2017-C01, Class 1M2 3.735% (LIBOR 1 Month + 3.55%), 07/25/2029(i)		1,172	1,191,872
Series 2017-C02, Class 2B1 5.685% (LIBOR 1 Month + 5.50%), 09/25/2029(i)		415	431,100
Series 2017-C03, Class 1M2 3.185% (LIBOR 1 Month + 3.00%), 10/25/2029(i)		73	73,148
Series 2017-C05, Class 1M2 2.385% (LIBOR 1 Month + 2.20%), 01/25/2030(i)		59	57,341
Series 2017-C07, Class 2M2 2.685% (LIBOR 1 Month + 2.50%), 05/25/2030(i)		12	11,795
Series 2018-C01, Class 1M2 2.435% (LIBOR 1 Month + 2.25%), 07/25/2030(i)		704	686,555

	Principal Amount (000)		U.S. $ Value
Series 2018-C02, Class 2M2 2.385% (LIBOR 1 Month + 2.20%), 08/25/2030(i)	U.S.$	284	$277,859
Series 2018-C04, Class 2M2 2.735% (LIBOR 1 Month + 2.55%), 12/25/2030(i)		941	925,959
Mortgage Insurance-Linked Notes
Series 2019-1, Class M2 3.085% (LIBOR 1 Month + 2.90%), 11/26/2029(a) (i)		905	764,725
Series 2020-1, Class M1B 1.635% (LIBOR 1 Month + 1.45%), 02/25/2030(a) (i)		962	882,367
Oaktown Re III Ltd. Series 2019-1A, Class M2 2.735% (LIBOR 1 Month + 2.55%), 07/25/2029(a) (i)		270	250,772
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A 2.184% (LIBOR 1 Month + 2.00%), 03/27/2024(c) (i)		325	295,953
Series 2019-2R, Class A 2.934% (LIBOR 1 Month + 2.75%), 05/27/2023(c) (i)		343	322,715
Series 2020-1R, Class A 2.534% (LIBOR 1 Month + 2.35%), 02/27/2023(c) (i)		548	493,145
Radnor Re Ltd.
Series 2018-1, Class M2 2.885% (LIBOR 1 Month + 2.70%), 03/25/2028(a) (i)		150	141,120
Series 2019-1, Class M1B 2.135% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (i)		185	183,703
STACR Trust Series 2018-DNA3, Class M2 2.285% (LIBOR 1 Month + 2.10%), 09/25/2048(a) (i)		445	428,014

Total Collateralized Mortgage Obligations (cost $27,517,485)			26,810,324

EMERGING MARKETS - SOVEREIGNS – 4.7%
Angola – 0.2%
Angolan Government International Bond 9.50%, 11/12/2025(a)		710	642,550

Bahrain – 0.4%
Bahrain Government International Bond 7.00%, 10/12/2028(a)		570	635,906
CBB International Sukuk Programme Co. SPC 6.25%, 11/14/2024(a)		305	322,919

			958,825

	Principal Amount (000)		U.S. $ Value

Brazil – 0.2%
Brazilian Government International Bond 2.875%, 06/06/2025	U.S.$	547	$539,342

Costa Rica – 0.3%
Costa Rica Government International Bond 4.375%, 04/30/2025(a)		1,054	940,366

Dominican Republic – 0.3%
Dominican Republic International Bond 6.875%, 01/29/2026(a)		520	545,188
7.50%, 05/06/2021(a)		301	310,344

			855,532

Ecuador – 0.1%
Ecuador Government International Bond 10.75%, 03/28/2022-01/31/2029(c) (d) (e)		493	223,195

Egypt – 0.8%
Egypt Government International Bond 5.75%, 05/29/2024(a)		1,008	1,012,410
6.20%, 03/01/2024(a)		380	389,975
7.50%, 01/31/2027(a)		755	789,683

			2,192,068

El Salvador – 0.1%
El Salvador Government International Bond 7.75%, 01/24/2023(a)		300	279,656

Ghana – 0.3%
Ghana Government International Bond 6.375%, 02/11/2027(a)		224	209,230
7.875%, 03/26/2027(a)		545	539,039

			748,269

Honduras – 0.2%
Honduras Government International Bond 6.25%, 01/19/2027(a)		380	406,125

Kenya – 0.2%
Kenya Government International Bond 6.875%, 06/24/2024(a)		572	580,044

Lebanon – 0.0%
Lebanon Government International Bond 6.10%, 10/04/2022(a) (d) (e)		210	36,750
6.85%, 03/23/2027(a) (d) (e)		11	1,877
Series G 6.60%, 11/27/2026(a) (d) (e)		51	8,845

			47,472

	Principal Amount (000)		U.S. $ Value

Mongolia – 0.1%
Mongolia Government International Bond 5.125%, 12/05/2022(a)	U.S.$	260	$257,725

Nigeria – 0.5%
Nigeria Government International Bond 7.625%, 11/21/2025(a)		1,420	1,448,844

Oman – 0.3%
Oman Government International Bond 4.125%, 01/17/2023(a)		400	392,250
4.875%, 02/01/2025(a)		476	459,786

			852,036

Senegal – 0.2%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	260	282,616
8.75%, 05/13/2021(a)	U.S.$	240	248,325

			530,941

South Africa – 0.3%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		208	193,180
4.85%, 09/27/2027-09/30/2029		740	715,675

			908,855

Ukraine – 0.2%
Ukraine Government International Bond 7.75%, 09/01/2021(a)		530	547,755

Total Emerging Markets - Sovereigns (cost $13,749,115)			12,959,600

EMERGING MARKETS - CORPORATE BONDS – 2.4%
Industrial – 2.3%
Basic – 0.9%
Consolidated Energy Finance SA 6.875%, 06/15/2025(a)		205	173,963
CSN Resources SA 7.625%, 04/17/2026(a)		366	320,250
Eldorado Gold Corp. 9.50%, 06/01/2024(a)		684	732,406
First Quantum Minerals Ltd. 7.25%, 05/15/2022-04/01/2023(a)		1,205	1,153,353

			2,379,972

Capital Goods – 0.4%
Cemex SAB de CV 7.375%, 06/05/2027(a)		397	400,417
Embraer Netherlands Finance BV 5.40%, 02/01/2027		145	128,325

	Principal Amount (000)		U.S. $ Value
Usiminas International SARL 5.875%, 07/18/2026(a)	U.S.$	545	$496,631

			1,025,373

Communications - Telecommunications – 0.3%
MTN Mauritius Investments Ltd. 5.373%, 02/13/2022(a)		408	413,993
VF Ukraine PAT via VFU Funding PLC 6.20%, 02/11/2025(a)		206	203,744
VTR Comunicaciones SpA 5.125%, 01/15/2028(a)		262	267,295

			885,032

Consumer Cyclical - Other – 0.3%
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		275	279,725
5.375%, 05/15/2024(a)		214	217,328
5.875%, 05/15/2026(a)		216	222,480
Wynn Macau Ltd. 5.50%, 01/15/2026(a)		275	271,906

			991,439

Consumer Non-Cyclical – 0.2%
BRF GmbH 4.35%, 09/29/2026(a)		286	275,990
BRF SA 4.875%, 01/24/2030(a)		285	269,948
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(b) (c) (g) (h)		101	3,029
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(c) (d) (l)		425	4,250

			553,217

Energy – 0.2%
Petrobras Global Finance BV 5.093%, 01/15/2030(a)		173	172,308
5.999%, 01/27/2028		326	340,458

			512,766

			6,347,799

Utility – 0.1%
Electric – 0.1%
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(a)		200	218,463
Terraform Global Operating LLC 6.125%, 03/01/2026(c)		108	106,089

			324,552

Total Emerging Markets - Corporate Bonds (cost $7,533,230)			6,672,351

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 2.4%
CLO - Floating Rate – 2.4%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.776% (LIBOR 3 Month + 2.00%), 04/17/2033(a)(i)	U.S.$	644	$602,405
Ballyrock CLO Ltd. Series 2019-2A, Class A1A 1.627% (LIBOR 3 Month + 1.25%), 11/20/2030(a)(i)		454	447,107
Dryden CLO Ltd.
Series 2020-78A, Class C 3.217% (LIBOR 3 Month + 1.95%), 04/17/2033(a)(i)		250	235,766
Series 2020-78A, Class D 4.267% (LIBOR 3 Month + 3.00%), 04/17/2033(a)(i)		443	393,031
Elevation CLO Ltd.
Series 2020-11A, Class C 3.523% (LIBOR 3 Month + 2.20%), 04/15/2033(a)(i)		250	241,239
Series 2020-11A, Class D1 5.173% (LIBOR 3 Month + 3.85%), 04/15/2033(a)(i)		282	259,518
GoldenTree Loan Opportunities Ltd. Series 2014-9A, Class DR2 3.841% (LIBOR 3 Month + 3.00%), 10/29/2029(a)(i)		520	482,415
Greywolf CLO VI Ltd. Series 2018-1A, Class A1 2.021% (LIBOR 3 Month + 1.03%), 04/26/2031(a)(i)		550	534,576
Kayne CLO Ltd. Series 2020-7A, Class C 3.407% (LIBOR 3 Month + 2.00%), 04/17/2033(a)(i)		250	240,957
Mariner CLO LLC Series 2015-1A, Class AR2 2.115% (LIBOR 3 Month + 0.98%), 04/20/2029(a)(i)		1,317	1,297,274
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 4.12% (LIBOR 3 Month + 3.10%), 01/24/2033(a)(i)		521	468,886
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 2.219% (LIBOR 3 Month + 1.00%), 04/15/2031(a)(i)		550	528,103
THL Credit Wind River CLO Ltd. Series 2017-1A, Class AR 2.275% (LIBOR 3 Month + 1.14%), 04/18/2029(a)(i)		250	245,340

		Principal Amount (000)	U.S. $ Value
TIAA CLO II Ltd. Series 2017-1A, Class A 2.415% (LIBOR 3 Month + 1.28%), 04/20/2029(a)(i)	U.S.$	500	$491,027

Total Collateralized Loan Obligations (cost $6,693,505)			6,467,644

ASSET-BACKED SECURITIES – 1.3%
Other ABS - Fixed Rate – 1.2%
DB Master Finance LLC Series 2017-1A, Class A2I 3.629%, 11/20/2047(c)		589	608,625
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(a)		756	733,511
Series 2018-4A, Class C 4.91%, 12/15/2028(a)		752	751,036
Series 2019-2A, Class C 4.11%, 07/16/2029(a)		245	213,795
SoFi Consumer Loan Program Trust Series 2019-3, Class D 3.89%, 05/25/2028(a)		503	504,766
Wendy’s Funding LLC Series 2018-1A, Class A2I 3.573%, 03/15/2048(a)		371	385,015

			3,196,748

Autos - Fixed Rate – 0.1%
Exeter Automobile Receivables Trust Series 2019-2A, Class E 4.68%, 05/15/2026(a)		270	271,506

Total Asset-Backed Securities (cost $3,504,055)			3,468,254

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Non-Agency Fixed Rate CMBS – 0.5%
CD Mortgage Trust Series 2016-CD1, Class XA 1.532%, 08/10/2049(m)		4,489	270,497
Citigroup Commercial Mortgage Trust Series 2017-C4, Class XA 1.251%, 10/12/2050(m)		3,196	181,117
Commercial Mortgage Trust Series 2012-CR3, Class D 4.909%, 10/15/2045(a)		100	62,917
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.555%, 08/10/2044(a)		210	186,998
Series 2011-GC5, Class D 5.555%, 08/10/2044(a)		236	174,796

		Principal Amount (000)	U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class E 5.303%, 06/15/2045(c)	U.S.$	100	$59,900
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.555%, 11/15/2047		225	193,532
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class XA 1.211%, 09/15/2050(m)		1,119	58,319
UBS Commercial Mortgage Trust Series 2012-C1, Class D 5.755%, 05/10/2045(a)		140	101,433
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.819%, 10/15/2049(m)		2,615	174,985
WFRBS Commercial Mortgage Trust Series 2011-C4, Class E 5.39%, 06/15/2044(a)		25	13,176

			1,477,670

Non-Agency Floating Rate CMBS – 0.1%
BFLD Series 2019-DPLO, Class E 2.425% (LIBOR 1 Month + 2.24%), 10/15/2034(c) (i)		160	139,977

Total Commercial Mortgage-Backed Securities (cost $1,838,174)			1,617,647

QUASI-SOVEREIGNS – 0.5%
Quasi-Sovereign Bonds – 0.5%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)		200	217,500

Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 5.45%, 05/15/2030(a)		371	413,249

Malaysia – 0.1%
Petronas Capital Ltd. 3.50%, 04/21/2030(a)		221	244,898

Mexico – 0.2%
Petroleos Mexicanos 5.95%, 01/28/2031(a)		273	224,297
6.49%, 01/23/2027(a)		329	300,341

			524,638

Total Quasi-Sovereigns (cost $1,382,453)			1,400,285

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.4%
Colombia – 0.2%
Colombia Government International Bond 8.125%, 05/21/2024	U.S.$	370	$444,116

Mexico – 0.1%
Mexico Government International Bond 3.90%, 04/27/2025		244	261,568

Saudi Arabia – 0.1%
Saudi Government International Bond 2.90%, 10/22/2025(a)		404	428,240

Total Governments - Sovereign Bonds (cost $1,077,278)			1,133,924

EMERGING MARKETS - TREASURIES – 0.2%
Dominican Republic – 0.1%
Dominican Republic International Bond 16.95%, 02/04/2022(a)	DOP	19,200	364,874

South Africa – 0.1%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030	ZAR	4,251	225,794

Total Emerging Markets - Treasuries (cost $680,740)			590,668

	Shares

SHORT-TERM INVESTMENTS – 5.5%
Investment Companies – 5.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.13%(n)(o)(p) (cost $15,152,377)		15,152,377	15,152,377

Total Investments – 98.3% (cost $279,687,186)(q)			270,773,450
Other assets less liabilities – 1.7%			4,682,488

Net Assets – 100.0%			$275,455,938

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	395	September 2020	$49,668,164	$107,503
U.S. T-Note 10 Yr (CBT) Futures	27	September 2020	3,757,641	10,056

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
Euro-BOBL Futures	38	September 2020	$5,762,699	$(22,669)

				$94,890

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	GBP	858	USD	1,049	07/17/2020	$(13,822)
State Street Bank & Trust Co.	ZAR	190	USD	11	07/17/2020	80
State Street Bank & Trust Co.	ZAR	2,603	USD	140	07/17/2020	(9,309)
State Street Bank & Trust Co.	EUR	9,075	USD	10,266	08/06/2020	62,313
State Street Bank & Trust Co.	EUR	72	USD	81	08/06/2020	(23)
State Street Bank & Trust Co.	USD	430	EUR	382	08/06/2020	(636)

						$38,603

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 31, 5 Year Index, 12/20/2023*	(5.00)%	Quarterly	4.99%	USD	2,578	$(5,044)	$(161,320)	$156,276
Sale Contracts
CDX-NAHY Series 31, 5 Year Index, 12/20/2023*	5.00	Quarterly	4.99	USD	2,578	5,044	70,517	(65,473)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	5.21	USD	16,860	(109,495)	869,150	(978,645)
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	5.22	USD	3,862	(30,135)	32,564	(62,699)
Ford Motor Company, 4.346%, 12/08/2026, 06/20/2023*	5.00	Quarterly	4.64	USD	154	1,693	(25,879)	27,572
Ford Motor Company, 4.346%, 12/08/2026, 06/20/2023*	5.00	Quarterly	4.64	USD	86	945	(16,199)	17,144

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
iTraxxx Xover Series 33, 5 Year Index, 06/20/2025*	5.00%	Quarterly	3.81%	EUR	5,606	$332,886	$(73,238)	$406,124

						$195,894	$695,595	$ (499,701)

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)%	Monthly	25.00%	USD	1,937	$975,796	$918,512	$57,284
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)	Monthly	25.00	USD	540	272,034	66,026	206,008
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)	Monthly	25.00	USD	1,190	599,482	147,281	452,201
Sale Contracts
Credit Suisse International
International Game Technology, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	2.08	EUR	410	26,914	17,625	9,289
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,052	(328,645)	(70,806)	(257,839)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	315	(98,406)	(20,652)	(77,754)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	10.43	USD	200	(28,684)	13,980	(42,664)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	836	(421,149)	(104,300)	(316,849)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	837	(421,653)	(101,698)	(319,955)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	25.00%	USD	1,026	$(517,001)	$(118,713)	$(398,288)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	592	(184,941)	(40,986)	(143,955)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	46	(14,370)	(3,013)	(11,357)
JP Morgan Securities, LLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	786	(396,070)	(148,672)	(247,398)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	126	(63,492)	(24,336)	(39,156)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	84	(42,329)	(16,327)	(26,002)
JPMorgan Chase Bank, NA
Intrum AB, 3.125%, 07/15/2024, 06/20/2025*	5.00	Quarterly	7.21	EUR	54	(5,079)	(8,770)	3,691
Intrum AB, 3.125%, 07/15/2024, 06/20/2025*	5.00	Quarterly	7.21	EUR	108	(10,157)	(18,627)	8,470
Intrum AB, 3.125%, 07/15/2024, 06/20/2025*	5.00	Quarterly	7.21	EUR	54	(5,079)	(9,314)	4,235
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00	Quarterly	4.24	EUR	304	(47,806)	(60,656)	12,850
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00	Quarterly	4.24	EUR	286	(44,976)	(56,743)	11,767

						$(755,611)	$359,811	$(1,115,422)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA iBoxx $ Liquid High Yield Index	3 Month LIBOR	Quarterly	USD	7,109	09/20/2020	$(141,784)
Pay Total Return on Reference Obligation
Barclays Bank PLC iBoxx $ Liquid High Yield Index	3 Month LIBOR	Quarterly	USD	25,940	12/20/2020	(1,208,390)

						$(1,350,174)

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate market value of these securities amounted to $132,324,004 or 48.0% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2020.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.09% of net assets as of June 30, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ABN AMRO Bank NV 7.75%, 05/15/2023	03/21/2018	$217,569	$229,767	0.08%
BFLD Series 2019-DPLO, Class E 2.425%, 10/15/2034	10/02/2019	159,579	139,977	0.05%
Carlson Travel, Inc. 6.75%, 12/15/2023	04/11/2017	827,672	531,950	0.19%
DB Master Finance LLC Series 2017-1A, Class A2I 3.629%, 11/20/2047	09/14/2017	589,432	608,625	0.22%
Ecuador Government International Bond 10.75%, 01/31/2029	01/28/2019	502,297	223,195	0.08%
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class E 5.303%, 06/15/2045	01/10/2013	101,576	59,900	0.02%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.184%, 03/27/2024	03/21/2019	324,904	295,953	0.11%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.934%, 05/27/2023	06/07/2019	342,858	322,715	0.12%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.534%, 02/27/2023	02/11/2000	548,151	493,145	0.18%
Terraform Global Operating LLC 6.125%, 03/01/2026	01/16/2019	112,004	106,089	0.04%
Tonon Luxembourg SA 6.50%, 10/31/2024	01/16/2013	228,661	3,029	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	02/13/2013	425,000	4,250	0.00%

(d)	Non-income producing security.
(e)	Defaulted.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Fair valued by the Adviser.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2020.

(j)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(k)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2020.
(l)	Defaulted matured security.
(m)	IO - Interest Only.
(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,554,839 and gross unrealized depreciation of investments was $(18,300,379), resulting in net unrealized depreciation of $(11,745,540).

Currency Abbreviations:

DOP – Dominican Peso

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

June 30, 2020 (unaudited)

69.7%	United States
2.8%	Canada
2.4%	United Kingdom
1.5%	Netherlands
1.4%	Brazil
1.3%	Germany
1.2%	South Africa
1.0%	Mexico
0.9%	France
0.9%	Cayman Islands
0.8%	Ireland
0.8%	Egypt
0.7%	Australia
9.0%	Other
5.6%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following: Angola, Bahrain, Chile, China, Colombia, Costa Rica, Denmark, Dominican Republic, Ecuador, El Salvador, Ghana, Honduras, Hong Kong, India, Indonesia, Italy, Kenya, Kuwait, Lebanon, Luxembourg, Macau, Malaysia, Mongolia, Nigeria, Norway, Oman, Peru, Saudi Arabia, Senegal, Spain, Sweden, Switzerland, Trinidad & Tobago, Turkey, Ukraine and Zambia.

AB Bond Fund, Inc.

Limited Duration High Income Portfolio

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Non-Investment Grade	$—	$107,754,441	$510,000	$108,264,441
Corporates - Investment Grade	—	58,334,290	—	58,334,290
Bank Loans	—	24,485,011	3,416,634	27,901,645
Collateralized Mortgage Obligations	—	26,810,324	—	26,810,324
Emerging Markets - Sovereigns	—	12,959,600	—	12,959,600
Emerging Markets - Corporate Bonds	—	6,669,322	3,029	6,672,351
Collateralized Loan Obligations	—	6,467,644	—	6,467,644
Asset-Backed Securities	—	3,468,254	—	3,468,254
Commercial Mortgage-Backed Securities	—	1,617,647	—	1,617,647
Quasi-Sovereigns	—	1,400,285	—	1,400,285
Governments - Sovereign Bonds	—	1,133,924	—	1,133,924
Emerging Markets - Treasuries	—	590,668	—	590,668
Short-Term Investments	15,152,377	—	—	15,152,377

Total Investments in Securities	15,152,377	251,691,410	3,929,663	270,773,450
Other Financial Instruments(a):
Assets:
Futures	117,559	—	—	117,559
Forward Currency Exchange Contracts	—	62,393	—	62,393
Centrally Cleared Credit Default Swaps	—	340,568	—	340,568
Credit Default Swaps	—	1,874,226	—	1,874,226
Liabilities:
Futures	(22,669)	—	—	(22,669)
Forward Currency Exchange Contracts	—	(23,790)	—	(23,790)
Centrally Cleared Credit Default Swaps	—	(144,674)	—	(144,674)
Credit Default Swaps	—	(2,629,837)	—	(2,629,837)
Total Return Swaps	—	(1,350,174)	—	(1,350,174)

Total	$15,247,267	$249,820,122	$3,929,663	$268,997,052

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade	Bank Loans	Emerging Markets - Corporate Bonds
Balance as of 09/30/2019	$—	$3,255,967	$2,575
Accrued discounts/(premiums)	—	3,964	(30,408)
Realized gain (loss)	—	96	—
Change in unrealized appreciation/depreciation	(240,000)	(182,008)	16,073
Purchases	750,000	311,186	14,789
Sales/Paydowns	—	(57,178)	—
Transfers in to Level 3	—	681,117	—
Transfers out of Level 3	—	(596,510)	—

Balance as of 06/30/2020	$510,000	$3,416,634	$3,029

Net change in unrealized appreciation/depreciation from investments held as of 06/30/2020	$(240,000)	$(182,008)	$16,073

	Asset-Backed Securities	Collateralized Loan Obligations	Total
Balance as of 09/30/2019	$4,550,383	$2,090,982	$9,899,907
Accrued discounts/(premiums)	(449)	—	(26,893)
Realized gain (loss)	(137,720)	—	(137,624)
Change in unrealized appreciation/depreciation	(15,695)	(1)	(421,631)
Purchases	—	—	1,075,975
Sales/Paydowns	(1,094,980)	—	(1,152,158)
Transfers in to Level 3	—	—	681,117
Transfers out of Level 3	(3,301,539)	(2,090,981)	(5,989,030)

Balance as of 06/30/2020	$—	$—	$3,929,663

Net change in unrealized appreciation/depreciation from investments held as of 06/30/2020	$—	$(1)	$(405,936)

As of June 30, 2020, all Level 3 securities were priced (i) by third party vendors or (ii) by brokers.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended June 30, 2020 is as follows:

Fund	Market Value 09/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$23,779	$115,951	$124,578	$15,152	$53